Related Party Transactions (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Sublease income			$ 2,312	$ 1,210			$ 1,979	$ 861
General and administrative	$ 6,842	$ 7,810	23,355	29,991			38,138	36,835
Prepaid expenses and other current assets	3,023		3,023				5,989	$ 7,129
Oxford Biomedica [Member]
Related Party Transaction [Line Items]
Sublease income	800	500	2,300	1,200			2,000
Expenses recognized under the transitional services		(200)	(300)	(500)			(700)
Amount due to OXB Solutions							500
General and administrative		800	500	1,700			1,700
Prepaid expenses and other current assets							300
Amount due to OXB Solutions	100		$ 100				500
Oxford Biomedica [Member] | Vendor [Member]
Related Party Transaction [Line Items]
Due from related party							1,100
Receivables from affiliates							$ 1,100
Oxford Biomedica [Member] | Supply Agreement [Member]
Related Party Transaction [Line Items]
Clinical supply requirements			50.00%				50.00%
Purchases of drug substance	8,400	6,000	$ 21,700	7,500			$ 13,900
Amount due to OXB Solutions							5,200
Amount due to OXB Solutions	12,600		12,600				5,200
Remaining purchase obligations	1,400		1,400
Oxford Biomedica [Member] | Supply Agreement [Member] | Process Development Services [Member]
Related Party Transaction [Line Items]
Recorded purchases	3,100	$ 2,200	5,800	$ 10,200			12,500
Oxford Biomedica [Member] | Supply Agreement [Member] | Stability and Other Support [Member]
Related Party Transaction [Line Items]
Recorded purchases	$ 400		$ 1,200				1,800
Oxford Biomedica [Member] | Transitional Services Agreement [Member]
Related Party Transaction [Line Items]
Amount due to OXB Solutions							100
Amount due to OXB Solutions							100
Oxford Biomedica [Member] | Transitional Services Agreement [Member] | Vendor [Member]
Related Party Transaction [Line Items]
Amount due to OXB Solutions							$ 2,000
Oxford Biomedica [Member] | Forecast [Member] | Supply Agreement [Member]
Related Party Transaction [Line Items]
Purchase commitment amount					$ 0	$ 29,700